Selling, General and Administration Expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Selling General And Administrative Expense [Line Items]
Equity settled share-based compensation expense	$ 12,339	$ 3,122
Business Combination [Member]
Selling General And Administrative Expense [Line Items]
Equity settled share-based compensation expense	$ 6,400